Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2013
Short-term borrowings and long-term debt

11. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Loans, principally from banks with average interest at March 31, 2012 and 2013 of 0.22% and 0.21% per annum, respectively	¥59,608	¥32,798
Commercial papers with average interest at March 31, 2012 of 0.11% per annum	27,000	—

	¥86,608	¥32,798

At March 31, 2013, NIDEC had unused lines of credit amounting to ¥212,634 million with banks. Under these programs, NIDEC is authorized to obtain short-term financing at prevailing interest rates.

Long-term debt at March 31, 2012 and 2013 is comprised of the following:

	Yen in millions
	March 31
	2012	2013
Unsecured loans, representing obligations principally to banks and an insurance company Due 2012 to 2026 in 2012 with interest ranging from 0.00% to 6.40% per annum in 2012 Due 2013 to 2026 in 2013 with interest ranging from 0.00% to 6.40% per annum in 2013	¥255	¥73,925
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	100,347	100,247
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2013	—	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2013	—	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2013	—	20,000
Unsecured straight bonds due 2014 Issued by subsidiaries in 2011 which was newly consolidated in 2013 Interest at 0.72% per annum in 2013	—	100
Long-term capital lease obligations Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012 Due 2013 to 2019 in 2013, with interest from 0.00% to 8.27% per annum in 2013	1,308	5,627

	101,910	279,899
Less—Bonds current portion due within one year	—	(100,247)
Less—Long-term debt current portion due within one year	(22)	(31,841)
Less—Capital lease obligation current portion due within one year	(652)	(1,540)

	¥101,236	¥146,271

Note:

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions
	March 31
	2012	2013
Principal amount	¥100,000	¥100,000
Unamortized premium	347	247

Total	¥100,347	¥100,247

The yen denominated Zero coupon convertible bonds with stock acquisition rights due 2015, which are listed at Singapore Stock Exchange, were issued on September 21, 2010, and are redeemable at 100% of face value on September 18, 2015 (maturity date). Concerning stock acquisition rights, the conversion price per share is ¥10,626 and the number of convertible shares is 9,410,878 as of March 31, 2013. The bonds are included in the calculation of diluted earnings per share as their impact is dilutive.

The bonds are puttable by the holder if certain events occur such as exercising their option to require the NIDEC to redeem its bonds on September 20, 2013, upon occurrence of a corporate event including a merger event, asset transfer event, corporate split event or a delisting event.

The bonds are also callable by NIDEC if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.

The bonds were reclassified from Long-term debts to Current portion of long-term debt, because any holder of the bonds with stock acquisition rights is entitled, at its option, to require the NIDEC to redeem such bonds on September 20, 2013 at 100% of its principal amount.

NIDEC was not required to bifurcate any of the embedded features contained in the bonds for accounting purposes.

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2014	¥133,628
2015	26,184
2016	18,899
2017	515
2018	65,540
2019 and thereafter	¥35,133

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. There was no collateral furnished pursuant to the standard agreements with banks as of March 31, 2013 and 2012.